JPMORGAN INCOME FUNDS

JPMorgan Strategic Income Opportunities Fund
(All Share Classes)
(a series of JPMorgan Trust I)

Supplement dated April 14, 2009
to the Statement of Additional Information dated August 11, 2008 as supplemented November 28, 2008

The following sections replace the information under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Strategic Income Opportunities Fund:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of December 31, 2008.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Strategic Income Opportunities Fund
William Eigen	4	$3,798.00	0	$0	0	$0
Timothy Neumann	9	3,463.00	4	381.60	63	5,147.10
Jarred A. Sherman	3	166.79	0	0	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2008.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Strategic Income Opportunities Fund
William Eigen	0	$0	2	$774.79	0	$0
Timothy Neumann	0	0	0	0	0	0
Jarred A. Sherman	0	0	0	0	0	0

Portfolio Managers — Ownership of Securities

The following table indicates for the Fund the dollar range of securities of the Fund beneficially owned by each portfolio manager, as of December 31, 2008 (the Fund commenced operations on October 10, 2008).

Aggregate Dollar Range of Securities in the Fund
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
Strategic Income Opportunities Fund
William Eigen	X
Timothy Neumann	X
Jarred A. Sherman	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-SIOF-409